Employee Benefits (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Salaries	SFr 1,832,382	SFr 2,542,952	SFr 3,761,171
Pension costs	130,792	108,978	378,588
Other social benefits	217,448	188,138	277,468
Share based payments costs	226,601	27,730	354,851
Recruitment costs			125,731
Other personnel expenditures	(22,973)	(130,895)	(26,439)
Total employee benefits	SFr 2,384,250	SFr 2,736,903	SFr 4,871,370